Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Carrying Amount of Each Class of Property Plant and Equipment

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2017	2018
Office Equipment	$95,866	$98,820
Other Equipment	20,809	11,052
Leasehold Improvements	326,891	178,546
	$443,566	$288,418

Summary of Cost and Accumulated Depreciation of Property Plant and Equipment

For the year ended December 31, 2017

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2017	$148,703	$26,053	$328,479	$503,235
Additions	62,599	9,100	219,733	291,432
Disposals	—	—	(73,708)	(73,708)
Balance at December 31, 2017	$211,302	$35,153	$474,504	$720,959
Accumulated depreciation
Balance at January 1, 2017	$63,515	$4,949	$50,382	$118,846
Depreciation expenses	51,921	9,395	139,602	200,918
Disposals	—	—	(42,371)	(42,371)
Balance at December 31, 2017	$115,436	$14,344	$147,613	$277,393

For the year ended December 31, 2018

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2018	$211,302	$35,153	$474,504	$720,959
Additions	65,633	1,027	13,602	80,262
Balance at December 31, 2018	$276,935	$36,180	$488,106	$801,221
Accumulated depreciation
Balance at January 1, 2018	$115,436	$14,344	$147,613	$277,393
Depreciation expenses	62,679	10,784	161,947	235,410
Balance at December 31, 2018	$178,115	$25,128	$309,560	$512,803

Summary of Estimated Useful lives of Property Plant and Equipment

The above items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follow:

Office equipment	3 years
Other equipment	3 years
Leasehold improvements	3-5 years